Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group Items
1
Negative
goodwill
2
UBS
For the year ended 31 December 2023
Total revenues 21,190 8,436 2,639 8,661 741 (833) 40,834
Negative goodwill 27,748 27,748
Credit loss expense / (release) 147 501 0 190 193 6 1,037
Operating expenses 17,454 4,787 2,321 8,515 5,290 440 38,806
Operating profit / (loss) before tax 3,589 3,148 318 (44) (4,741) (1,279) 27,748 28,739
Tax expense / (benefit) 873
Net profit / (loss) 27,866
Additional information
Total assets 469,240 470,526 21,804 399,348 172,862 183,465 1,717,246
Additions to non-current assets 2,584 3,279 709 530 3,062 550 10,714 of which Credit Suisse
3
1,795 3,020 626 3 3,062 550 9,056

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group Items
1
UBS
For the year ended 31 December 2022
Total revenues 18,967 4,302 2,961
4
8,717 237 (622) 34,563
Credit loss expense / (release) 0 39 0 (12) 2 1 29
Operating expenses 13,989 2,452 1,564 6,832 104 (12) 24,930
Operating profit / (loss) before tax 4,977 1,812 1,397 1,897 131 (611) 9,604
Tax expense / (benefit) 1,942
Net profit / (loss) 7,661
Additional information
Total assets 388,530 235,226 17,348 391,320 13,367 58,574 1,104,364
Additions to non-current assets 42 13 1 34 0 1,970 2,060

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group Items 1 UBS
For the year ended 31 December 2021
Total revenues 19,419 4,263 2,617 9,454 60 (419) 35,393
Credit loss expense / (release) (29) (86) 1 (34) 0 0 (148)
Operating expenses 14,665 2,618 1,586 6,858 138 191 26,058
Operating profit / (loss) before tax 4,783 1,731 1,030 2,630 (79) (611) 9,484
Tax expense / (benefit) 1,998
Net profit / (loss) 7,486
Additional information
Total assets
5
395,235 225,370 25,639 346,431 25,153 99,354 1,117,182
Additions to non-current assets 56 16 1 30 0 1,989 2,091
1 As of or for the year ended 31 December 2023, Non-core and Legacy (previously reported within Group Functions) became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been revised to reflect these changes.

2 Negative goodwill arising from the acquisition of the Credit Suisse Group is not allocated to the business divisions, as it relates to the Group. For further details, refer to Note 2.

3 Non-current assets acquired

with the Credit Suisse Group are

included in additions to non-current

assets. Refer to Note

2 for more information about

the acquisition of the Credit Suisse

Group.

4 Includes an USD 848
m gain in Asset

Management related to the

sale of UBS‘s shareholding

in Mitsubishi Corp.-UBS

Realty Inc.

5 During 2022, UBS

refined the methodology applied

to allocate balance sheet
resources from Group Items to the business divisions, with prospective effect. If the new methodology had been applied as of 31 December 2021, balance sheet assets allocated to business divisions would have been
USD 26 bn higher, of which USD 14 bn would have related to the Investment Bank.

Disclosure Of Geographical Areas Explanatory

Total non-current assets
31.12.23 31.12.22 31.12.21
USD bn
Share %

USD bn
Share %

USD bn
Share %

Americas
1
9.4 34 8.9 46 9.0 44
Asia Pacific 1.7 6 1.5 8 1.5 7
Europe, Middle East and Africa (excluding Switzerland) 3.3 12 2.9 15 2.9 14
Switzerland 13.3 48 6.3 32 7.1 35
Global 0.0 0 0.0 0 0.0 0
Total 27.7 100 19.7 100 20.5 100
1 Predominantly related to the USA.